Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 3,632	€ 2,495
Ending balance	24,927	3,632	€ 2,495
Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,832	16,082	14,269
Additions	23,300	3,325	2,125
Sales and disposals	(64)	(7,650)	(100)
Translation differences	31	74	(212)
Ending balance	35,099	11,832	16,082
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,200	13,587	13,246
Amortization	2,006	1,107	652
Impairment		1,083
Sales and disposals	(63)	(7,650)	(99)
Translation differences	31	74	(212)
Ending balance	10,173	8,200	13,587
In process technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,500
Ending balance			1,500
In process technology | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance		7,061	5,561
Additions			1,500
Sales and disposals		(7,061)
Ending balance			7,061
In process technology | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance		5,561	5,561
Amortization		417
Impairment		1,083
Sales and disposals		(7,061)
Ending balance			5,561
Software and databases
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,862	982
Ending balance	6,507	1,862	982
Software and databases | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,111	7,496	7,185
Additions	5,463	1,561	623
Sales and disposals	(64)	(20)	(100)
Translation differences	31	74	(212)
Ending balance	14,541	9,111	7,496
Software and databases | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,250	6,514	6,182
Amortization	816	681	644
Sales and disposals	(63)	(20)	(99)
Translation differences	31	74	(212)
Ending balance	8,034	7,250	6,514
Brands, licenses, patents and know-how
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,771	16
Ending balance	3,546	1,771	16
Brands, licenses, patents and know-how | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,719	1,525	1,523
Additions	2,453	1,763	2
Sales and disposals		(569)
Ending balance	5,172	2,719	1,525
Brands, licenses, patents and know-how | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	949	1,509	1,501
Amortization	678	9	8
Sales and disposals		(569)
Ending balance	1,626	€ 949	€ 1,509
Contract costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	14,872
Contract costs | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Additions	15,384
Ending balance	15,384
Contract costs | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Amortization	512
Ending balance	€ 512